ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Balance Sheet
Cash and cash equivalents	$ 3,242,953	$ 1,873,866		¥ 1,754,509	¥ 1,435,739
Other current assets	11,350	4,553
Total current assets	8,156,835	2,495,781
Property and equipment, net	511,415	366,656
Other non-current assets	17,828	11,685
Total assets	12,112,309	5,571,246
Deferred revenue-current	1,387,493	780,167
Other current liabilities	47,049	27,281
Total current liabilities	3,373,851	1,806,558
Total liabilities	6,907,753	3,027,049
Income And Cash Flow Statement
Net revenues	4,495,755	3,273,308	$ 2,562,984
Net income (loss)	(143,050)	(127,651)	364,514
Net Cash Provided by (Used in) Operating Activities	954,732	855,850	194,361
Net Cash Provided by (Used in) Investing Activities	(2,641,469)	(338,815)	(166,584)
Net Cash Provided by (Used in) Financing Activities	4,794,813	131,231	475,019
VIE's
Balance Sheet
Cash and cash equivalents	820,301	350,035
Other current assets	324,568	159,706
Total current assets	1,144,869	509,741
Property and equipment, net	430,137	286,982
Other non-current assets	2,555,459	2,038,941
Total assets	4,130,465	2,835,664
Deferred revenue-current	1,328,473	733,253
Other current liabilities	1,488,763	898,959
Total current liabilities	2,817,236	1,632,212
Total non-current liabilities	1,163,622	891,633
Total liabilities	3,980,858	2,523,845
Income And Cash Flow Statement
Net revenues	4,244,907	3,058,285	2,406,642
Net income (loss)	488,866	534,070	606,560
Net Cash Provided by (Used in) Operating Activities	727,661	215,892	409,103
Net Cash Provided by (Used in) Investing Activities	(224,235)	(134,936)	(346,183)
Net Cash Provided by (Used in) Financing Activities	$ (3,518)	$ (5,173)	$ (4,392)